Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 26,978	$ 10,209
Add (deduct) non-cash items:
Loss (gain) on investments	(5,109)	1,055
Stock-based compensation	4,517	5,392
Depreciation and amortization of property, equipment and intangible assets	4,052	3,795
Deferred income tax expense	4,681	231
Current income tax expense	3,003	2,510
Other items	1,015	130
Income taxes paid	(795)	(1,836)
Changes in:
Fees receivable	(12,899)	(2,352)
Loans receivable	0	26,404
Other assets	(2,971)	(5,555)
Accounts payable, accrued liabilities and compensation payable	3,767	(6,933)
Cash provided by (used in) operating activities	26,239	33,050
Investing activities
Purchase of investments	(23,634)	(34,197)
Sale of investments	19,728	37,955
Purchase of property and equipment	(686)	(2,224)
Purchase of management contracts	(12,500)	0
Cash provided (used in) investing activities	(17,092)	1,534
Financing activities
Acquisition of common shares for equity incentive plan	(2,514)	(4,906)
Acquisition of common shares under normal course issuer bid	(2,024)	(1,715)
Cash received on exercise of stock options	2,504	0
Repayment of lease liabilities	(1,904)	(1,650)
Contributions from non-controlling interests	3,518	0
Net advances from loan facility	1,074	15,031
Dividends paid	(23,095)	(22,862)
Cash provided by (used in) financing activities	(22,441)	(16,102)
Effect of foreign exchange on cash balances	2,652	1,629
Net increase (decrease) in cash and cash equivalents during the period	(10,642)	20,111
Cash and cash equivalents, beginning of the year	54,748	34,637
Cash and cash equivalents, end of the period	44,106	54,748
Cash and cash equivalents:
Total cash and cash equivalents	$ 54,748	$ 34,637